Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 178,513	$ 188,958
Short-term investments	32,091	26,902
Accounts receivable (note 5)	59,315	44,189
Inventories (note 6)	40,626	44,946
Prepaid expenses	6,072	6,641
Current portion of deferred income tax assets (note 20(b))	3,109	7,183
Total current assets	319,726	318,819
Long-term investments (note 7)	22,128	19,118
Other assets	2,245	1,852
Property, plant and equipment (note 9)	67,349	58,194
Intangible assets (note 10)	38,344	35,215
Deferred income tax assets (note 20(b))	379	0
Goodwill (note 11)	41,500	56,879
Total assets	491,671	490,077
Liabilities and Shareholders' Equity
Accounts payable and accrued liabilities (note 12)	54,792	48,509
Current portion of deferred revenue	6,727	1,254
Current portion of deferred income tax liabilities (note 20(b))	468	65
Current portion of long-term debt (note 13)	53,025	28,566
Current portion of warranty liability (note 14)	9,955	2,072
Total current liabilities	124,967	80,466
Warranty liability (note 14)	18,890	4,308
Long-term debt (note 13)	12,988	52,156
Deferred revenue	4,580	5,215
Deferred income tax liabilities (note 20(b))	4,903	9,245
Other long-term liabilities (note 15)	2,441	2,606
Total liabilities	168,769	153,996
Shareholders’ equity:
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued:62,733,762 (2012 - 55,294,091) common shares	916,497	733,385
Other equity instruments	13,834	9,228
Additional paid in capital	8,205	6,384
Accumulated deficit	(615,342)	(429,932)
Accumulated other comprehensive income	(292)	17,016
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	322,902	336,081
Commitments and contingencies (note 16 and 23)
Total liabilities and shareholders' equity	$ 491,671	$ 490,077